UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Bancroft Fund Ltd.

Semiannual Report — April 30, 2021

(Y)our Portfolio Management Team

Thomas H. Dinsmore, CFA	Jane D. O’Keeffe	James A. Dinsmore, CFA
BS, Wharton School	BA, University of	BA, Cornell University
of Business	New Hampshire	MBA, Rutgers University
MA, Fairleigh Dickinson University

To Our Shareholders,

For the six months ended April 30, 2021, the net asset value (NAV) total return of the Bancroft Fund Ltd. was 23.5% compared with total returns of 27.3% and 22.5% for the ICE Bank of America U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 37.9%. The Fund’s NAV per share was $32.78, while the price of the publicly traded shares closed at $31.21 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through April 30, 2021 (a)(b) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (04/20/71)
Bancroft Fund Ltd. (BCV)
NAV Total Return (c)	23.51%	50.66%	20.88%	17.40%	11.14%	9.57%
Investment Total Return (d)	37.89	64.47	25.58	20.96	12.64	10.37
ICE Bank of America U.S. Convertibles Index	27.33	60.79	23.01	19.04	12.41	N/A	(e)
Bloomberg Barclays Balanced U.S. Convertibles Index	22.49	49.27	19.46	14.18	9.09	N/A	(f)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. NAV total returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The ICE Bank of America U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on October 31.
(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on payable date using NAV. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial NAV of $22.92.

(d)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial offering price of $25.00.

(e)	The ICE Bank of America U.S. Convertibles Index inception date is December 31, 1994.
(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of April 30, 2021:

Bancroft Fund Ltd.

Computer Software and Services	22.8%	Real Estate Investment Trusts	2.2%
Health Care	15.0%	Entertainment	2.2%
Financial Services	9.1%	Consumer Products	1.8%
Security Software	6.8%	Airlines	1.6%
Telecommunications	5.4%	Automotive: Parts and Accessories	1.4%
Consumer Services	5.4%	Aerospace	1.3%
Business Services	5.1%	Transportation	1.1%
U.S. Government Obligations	4.3%	Equipment and Supplies	0.7%
Energy and Utilities	4.0%	Agriculture	0.5%
Semiconductors	3.4%		100.0%
Diversified Industrial	3.0%
Communications Equipment	2.9%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 8, 2021, she was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Bancroft Fund Ltd.

Schedule of Investments — April 30, 2021 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 80.2%
	Aerospace — 1.3%
$1,500,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$1,522,890	$2,691,563
	Airlines — 1.6%
1,465,000	JetBlue Airways Corp.,
	0.500%, 04/01/26(a)	1,484,598	1,607,837
980,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,057,651	1,706,425
		2,542,249	3,314,262
	Business Services — 4.9%
1,265,000	2U Inc.,
	2.250%, 05/01/25(a)	1,251,584	1,999,333
2,000,000	Perficient Inc.,
	1.250%, 08/01/25(a)	2,000,000	2,795,689
310,000	Repay Holdings Corp.,
	Zero Coupon, 02/01/26(a)	310,000	301,281
2,000,000	RingCentral Inc.,
	Zero Coupon, 03/01/25	2,134,457	2,274,576
155,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25(a)	155,000	218,364
	Square Inc.,
500,000	0.500%, 05/15/23	526,563	1,576,797
1,000,000	0.250%, 11/01/27(a)	1,026,943	1,180,000
		7,404,547	10,346,040
	Communications Equipment — 2.9%
2,835,000	InterDigital Inc.,
	2.000%, 06/01/24	2,831,895	3,095,308
1,700,000	Kaleyra Inc.,
	6.125%, 02/15/26	1,700,000	1,700,000
1,250,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	1,306,156	1,386,000
		5,838,051	6,181,308
	Computer Software and Services — 22.8%
	Bandwidth Inc.,
1,500,000	0.250%, 03/01/26	1,515,671	2,369,250
1,080,000	0.500%, 04/01/28(a)	1,080,000	1,088,100
	Blackline Inc.,
700,000	0.125%, 08/01/24	701,373	1,165,500
1,235,000	Zero Coupon, 03/15/26(a)	1,235,000	1,223,422
635,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	635,000	1,475,581
	Coupa Software Inc.,
835,000	0.125%, 06/15/25	853,545	1,480,037
1,260,000	0.375%, 06/15/26(a)	1,256,968	1,458,450
3,000,000	CSG Systems International Inc.,
	4.250%, 03/15/36	3,053,383	3,142,500
310,000	Dropbox Inc.,
	Zero Coupon, 03/01/28(a)	310,000	308,760
Principal Amount		Cost	Market Value
$1,985,000	Everbridge Inc.,
	0.125%, 12/15/24	$2,006,639	$2,679,750
2,015,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,988,967	2,148,494
1,635,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	1,557,712	1,452,684
1,690,000	LivePerson Inc.,
	0.750%, 03/01/24	1,664,299	2,681,040
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	1,503,753	2,954,063
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	983,000	3,563,750
2,250,000	PAR Technology Corp.,
	2.875%, 04/15/26	2,087,201	4,652,413
1,430,000	Progress Software Corp.,
	1.000%, 04/15/26(a)	1,429,257	1,411,202
	PROS Holdings Inc.,
500,000	1.000%, 05/15/24	456,168	505,937
1,205,000	2.250%, 09/15/27(a)	1,205,000	1,518,300
1,500,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,560,418	1,988,437
2,000,000	Splunk Inc.,
	1.125%, 09/15/25	2,094,160	2,257,500
950,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	959,101	1,742,063
	Vocera Communications Inc.,
900,000	1.500%, 05/15/23	934,197	1,162,125
1,280,000	0.500%, 09/15/26(a)	1,262,835	1,161,945
2,000,000	Workiva Inc.,
	1.125%, 08/15/26	2,017,666	2,714,280
		34,351,313	48,305,583
	Consumer Products — 1.8%
950,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	1,031,056	1,716,531
645,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	666,858	2,046,263
		1,697,914	3,762,794
	Consumer Services — 5.4%
950,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	960,261	1,650,031
1,360,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	1,811,424	2,581,280
	Royal Caribbean Cruises Ltd.,
395,000	4.250%, 06/15/23(a)	433,569	556,357
620,000	2.875%, 11/15/23(a)	620,000	805,070
620,000	Shopify Inc.,
	0.125%, 11/01/25	620,000	729,663
2,030,000	Stride Inc.,
	1.125%, 09/01/27(a)	1,825,887	1,827,609
1,015,000	TechTarget Inc.,
	0.125%, 12/15/25(a)	1,034,464	1,276,464

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2021 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Consumer Services (Continued)
$1,880,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	$1,937,821	$1,958,725
		9,243,426	11,385,199
	Diversified Industrial — 1.7%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	751,599	2,083,594
1,349,000	Kaman Corp.,
	3.250%, 05/01/24	1,347,603	1,488,959
		2,099,202	3,572,553
	Energy and Utilities — 1.7%
1,065,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	1,103,499	1,878,333
2,200,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,448,447	1,832,722
		2,551,946	3,711,055
	Entertainment — 2.2%
	DISH Network Corp.,
1,875,000	Zero Coupon, 12/15/25(a)	1,875,000	2,300,625
1,000,000	3.375%, 08/15/26	955,730	1,055,000
1,535,000	fuboTV Inc.,
	3.250%, 02/15/26(a)	1,490,902	1,306,669
		4,321,632	4,662,294
	Financial Services — 4.8%
790,000	Chimera Investment Corp.,
	7.000%, 04/01/23	825,670	1,577,531
960,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25(a)(b)	1,190,604	3,033,600
1,250,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	1,221,998	1,339,366
690,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	689,729	587,925
1,000,000	Heritage Insurance Holdings Inc.,
	5.875%, 08/01/37	1,000,000	976,800
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	1,000,000	2,782,138
		5,928,001	10,297,360
	Health Care — 13.2%
1,450,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	1,465,850	1,825,260
665,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	669,953	710,845
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	964,373	1,058,653
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,011,335	1,655,675
1,095,000	Cutera Inc.,
	2.250%, 03/15/26(a)	1,095,000	1,234,613
Principal Amount		Cost	Market Value
	Dexcom Inc.,
$535,000	0.750%, 12/01/23	$535,000	$1,262,600
475,000	0.250%, 11/15/25(a)	475,000	477,375
1,240,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	1,240,000	1,264,628
1,830,000	Exact Sciences Corp.,
	0.375%, 03/15/27	1,855,843	2,501,381
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,549,234	2,157,187
940,000	Invacare Corp.,
	4.250%, 03/15/26(a)	940,000	1,008,557
310,000	MannKind Corp.,
	2.500%, 03/01/26(a)	310,000	343,713
1,384,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,410,552	1,832,070
627,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	631,589	707,334
1,720,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	1,921,739	2,795,000
315,000	SmileDirectClub Inc.,
	Zero Coupon, 02/01/26(a)	315,000	277,003
1,288,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,281,391	1,272,705
1,370,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26	1,379,973	1,407,675
1,795,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	1,820,036	2,016,009
1,500,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,508,382	1,528,200
700,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	594,730	711,171
		22,974,980	28,047,654
	Real Estate Investment Trusts — 0.6%
310,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	310,000	355,570
935,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	952,667	1,017,280
		1,262,667	1,372,850
	Security Software — 6.8%
1,245,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	1,271,703	2,229,297
1,500,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	1,518,738	1,689,450
465,000	Nice Ltd.,
	Zero Coupon, 09/15/25(a)	465,000	493,640
798,000	Nice Systems Inc.,
	1.250%, 01/15/24	814,394	2,309,711
1,500,000	Okta Inc.,
	0.375%, 06/15/26(a)	2,011,369	1,975,313
2,045,000	Proofpoint Inc.,
	0.250%, 08/15/24	2,106,545	2,552,416

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2021 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Security Software (Continued)
$1,090,000	Verint Systems Inc.,
	0.250%, 04/15/26(a)	$1,104,626	$1,104,635
1,475,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	1,493,682	2,087,125
		10,786,057	14,441,587
	Semiconductors — 2.0%
1,500,000	Impinj Inc.,
	2.000%, 12/15/26	1,500,000	2,366,250
500,000	Teradyne Inc.,
	1.250%, 12/15/23	522,631	1,978,437
		2,022,631	4,344,687
	Telecommunications — 5.4%
1,520,000	8x8 Inc.,
	0.500%, 02/01/24	1,542,961	2,128,760
1,000,000	Harmonic Inc.,
	2.000%, 09/01/24	1,090,318	1,128,100
1,250,000	Infinera Corp.,
	2.500%, 03/01/27	1,197,197	1,764,949
1,315,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,316,028	1,706,213
900,000	Twilio Inc.,
	0.250%, 06/01/23	901,567	4,673,250
		6,048,071	11,401,272
	Transportation — 1.1%
1,000,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	928,454	1,316,250
620,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	627,593	753,920
310,000	Uber Technologies Inc.,
	Zero Coupon, 12/15/25(a)	310,000	326,748
		1,866,047	2,396,918

	TOTAL CONVERTIBLE CORPORATE BONDS	122,461,624	170,234,979

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.6%
	Agriculture — 0.5%
9,000	Bunge Ltd., 4.875%	999,900	1,062,000
	Business Services — 0.2%
809,253	Amerivon Holdings LLC,
	4.000%(c)	1,294,693	436,035
272,728	Amerivon Holdings LLC,
	common equity units(c)	0	16,364
		1,294,693	452,399
Shares		Cost	Market Value
	Financial Services — 2.9%
2,000	Bank of America Corp., 7.250%,
	Ser. L	$1,972,540	$2,831,960
40,000	Landmark Infrastructure Partners
	LP, 7.000%, Ser. C	1,000,000	1,074,400
15,000	QTS Realty Trust Inc., 6.500%,
	Ser. B	1,500,000	2,185,650
		4,472,540	6,092,010

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,767,133	7,606,409

	MANDATORY CONVERTIBLE SECURITIES (d) — 10.3%
	Automotive: Parts and Accessories — 1.4%
18,300	Aptiv plc, Ser. A
	5.500%, 06/15/23	1,852,865	2,988,390

	Diversified Industrial — 1.3%
15,000	Colfax Corp.,
	5.750%, 01/15/22	1,556,270	2,756,700

	Energy and Utilities — 2.3%
	NextEra Energy Inc.,
26,675	4.872%, 09/01/22	1,317,030	1,556,219
25,500	5.279%, 03/01/23	1,243,125	1,284,435
24,860	6.219%, 09/01/23	1,208,196	1,254,684
14,800	Spire Inc., Ser. A
	7.500%, 03/01/24	749,000	839,160
		4,517,351	4,934,498
	Equipment and Supplies — 0.7%
1,000	Danaher Corp., Ser. B
	5.000%, 04/15/23	1,304,945	1,415,750

	Financial Services — 1.4%
1,575	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23	1,612,800	1,853,507
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	995,213	1,211,280
		2,608,013	3,064,787
	Health Care — 1.8%
24,965	Avantor Inc., Ser. A
	6.250%, 05/15/22	1,381,621	2,467,541
29,115	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,355,804	1,385,000
		2,737,425	3,852,541

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2021 (Unaudited)

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (d) (Continued)
	Semiconductors — 1.4%
2,015	Broadcom Inc., Ser. A
	8.000%, 09/30/22	$2,068,877	$2,920,642

	TOTAL MANDATORY CONVERTIBLE SECURITIES	16,645,746	21,933,308

	COMMON STOCKS — 1.6%
	Energy and Utilities — 0.0%
133	Goodrich Petroleum Corp.†	1,500	1,337

	Real Estate Investment Trusts — 1.6%
18,136	Crown Castle International Corp.(e)	2,110,465	3,428,792

	TOTAL COMMON STOCKS	2,111,965	3,430,129

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,135	Goodrich Petroleum Corp., expire 10/12/26†(c)	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.3%
$9,111,000	U.S. Treasury Bills,
	0.005% to 0.036%††,
	05/06/21 to 07/22/21	9,110,872	9,110,900
	Cost	Market Value

TOTAL INVESTMENTS — 100.0%	$157,097,340	$212,315,725

Other Assets and Liabilities (Net)		(1,438,892)

PREFERRED SHARES
(1,200,000 preferred shares outstanding)		(30,000,000)

NET ASSETS — COMMON STOCK
(5,517,786 common shares outstanding)		$180,876,833

NET ASSET VALUE PER COMMON SHARE
($180,876,833 ÷ 5,517,786 shares outstanding)		$32.78

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	At April 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $3,033,600 or 1.43% of the Fund’s total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	04/30/21 Carrying Value Per Bond

$960,000	Colony Capital Operating Co. LLC, 5.750%, 07/15/25	07/17/20- 11/11/20	$1,190,604	$3,160.0000

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(e)	Securities, or a portion thereof, with a value of $2,268,720 were segregated at the custodian.
†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $157,097,340)	$212,315,725
Cash	38,248
Dividends and interest receivable	631,481
Deferred offering expense	124,477
Prepaid expenses	3,826
Total Assets	213,113,757
Liabilities:
Distributions payable	156,771
Payable for investments purchased	1,700,000
Payable for investment advisory fees	115,715
Payable for payroll expenses	25,049
Payable for accounting fees	7,500
Other accrued expenses	231,889
Total Liabilities	2,236,924
Preferred Shares:
Series A Cumulative Preferred Shares (5.375%,$25 liquidation value, $0.01 par value, unlimited shares authorized with 1,200,000 shares issued and outstanding)	30,000,000
Net Assets Attributable to Common Shareholders	$180,876,833
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$112,976,770
Total distributable earnings	67,900,063
Net Assets	$180,876,833

Net Asset Value per Common Share:
($180,876,833 ÷ 5,517,786 shares outstanding at $0.01 par value; unlimited number of shares authorized)	$32.78

Statement of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

Investment Income:
Dividends	$838,012
Interest	1,077,035
Total Investment Income	1,915,047
Expenses:
Investment advisory fees	691,372
Trustees’ fees	65,775
Legal and audit fees	44,057
Shareholder communications expenses	39,369
Payroll expenses	36,166
Accounting fees	22,500
Shareholder services fees	16,566
Custodian fees	7,824
Interest expense	217
Miscellaneous expenses	49,508
Total Expenses	973,354
Less:
Expenses paid indirectly by broker
(See Note 3)	(639)
Net Expenses	972,715
Net Investment Income	942,332
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	15,170,106
Net change in unrealized appreciation/depreciation on investments	20,126,902
Net Realized and Unrealized Gain on Investments	35,297,008
Net Increase in Net Assets Resulting from Operations	36,239,340
Total Distributions to Preferred Shareholders	(806,250)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$35,433,090

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
Operations:
Net investment income	$942,332		$2,220,644
Net realized gain on investments	15,170,106		16,528,668
Net change in unrealized appreciation/depreciation on investments	20,126,902		8,202,613
Net Increase in Net Assets Resulting from Operations	36,239,340		26,951,925
Distributions to Preferred Shareholders	(806,250	)*	(1,612,500)
Net Increase in Net Asset Attributable to Common Shareholders Resulting from Operations	35,433,090		25,339,425
Distributions to Common Shareholders	(13,746,921	)*	(9,751,306)
Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	5,662,229		2,505,599
Net decrease from repurchase of common shares (includes transaction costs)	—		(726,125)
Net Increase in Net Assets from Fund Share Transactions	5,662,229		1,779,474
Net Increase in Net Assets Attributable to Common Shareholders	27,348,398		17,367,593
Net Assets Attributable to Common Shareholders:
Beginning of year	153,528,435		136,160,842
End of period	$180,876,833		$153,528,435

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

Bancroft Fund Ltd.
Financial Highlights

 Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended April 30, 2021		Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$28.83	$25.92	$24.22	$24.24	$22.02	$23.19
Net investment income	0.19	0.42	0.44	0.25	0.51	0.44
Net realized and unrealized gain on investments	6.53	4.65	4.05	1.11	3.33	0.50
Total from investment operations	6.72	5.07	4.49	1.36	3.84	0.94
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01)*	(0.03)	(0.05)	(0.19)	(0.07)	(0.03)
Net realized gain	(0.14)*	(0.27)	(0.26)	(0.12)	(0.24)	(0.04)
Total distributions to preferred shareholders	(0.15)	(0.30)	(0.31)	(0.31)	(0.31)	(0.07)
Net Increase in Net Assets Attributable to Common
Shareholders Resulting from Operations	6.57	4.77	4.18	1.05	3.53	0.87
Distributions to Common Shareholders:
Net investment income	(0.61)*	(0.22)	(0.45)	(0.71)	(0.29)	(0.85)
Net realized gain	(1.93)*	(1.62)	(1.95)	(0.45)	(0.98)	(0.92)
Total distributions to common shareholders	(2.54)	(1.84)	(2.40)	(1.16)	(1.27)	(1.77)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—	0.02	0.04	0.11	—	0.04
Decrease in net asset value from common shares issued upon reinvestment of distributions	(0.08)	(0.04)	(0.12)	(0.02)	(0.03)	(0.10)
Offering costs for preferred shares charged to paid-in capital	—	—	—	(0.00)	(0.01)	(0.21)
Total Fund share transactions	(0.08)	(0.02)	(0.08)	0.09	(0.04)	(0.27)
Net Asset Value Attributable to Common Shareholders, End of Period	$32.78	$28.83	$25.92	$24.22	$24.24	$22.02
NAV total return†	23.51%	19.55%	18.41%	4.58%	16.29%	2.85%
Market value, end of Period	$31.21	$24.63	$23.94	$20.41	$21.90	$20.81
Investment total return††	37.89%	11.08%	31.92%	(1.77)%	11.75%	17.23%

See accompanying notes to financial statements.

Bancroft Fund Ltd.
Financial Highlights (Continued)

 Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended April 30, 2021			Year Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$210,877		$183,528	$166,161	$153,926	$157,254	$144,040
Net assets attributable to common shares, end of period (in 000’s)	$180,877		$153,528	$136,161	$123,926	$127,254	$114,040
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.07	%(b)	1.56%	1.77%	1.17%	2.09%	1.98%
Ratio of operating expenses to average net assets attributable to common shares(c)(d)	1.11	%(b)	1.24%	1.33%	1.22%	1.28%	1.15%
Portfolio turnover rate	20.2%		58.0%	42.0%	43.0%	33.0%	50.0%
Cumulative Preferred Shares:
5.375% Series A Preferred
Liquidation value, end of period (in 000’s)	$30,000		$30,000	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	1,200		1,200	1,200	1,200	1,200	1,200
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$25.78		$25.65	$25.36	$25.24	$25.11	$25.49
Asset coverage per share	$175.73		$152.94	$138.47	$128.27	$131.04	$120.03
Asset Coverage	703%		612%	554%	513%	524%	480%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Annualized.
(c)	Ratios of operating expenses to average net assets including liquidation value of preferred shares for the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017, and 2016 were 0.95%, 1.02%, 1.07%, 0.99%, 1.03%, and 1.08%, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Based on weekly prices.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited)

1. Organization. Bancroft Fund Ltd. currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced in April 1971.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 4/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (b)	—	$170,234,979	—	$170,234,979
Convertible Preferred Stocks:
Business Services	—		$452,399	452,399
Other Industries (b)	$7,154,010	—	—	7,154,010
Total Convertible Preferred Stocks	7,154,010	—	452,399	7,606,409
Mandatory Convertible Securities:
Financial Services	1,211,280	1,853,507	—	3,064,787
Other Industries (b)	18,868,521	—	—	18,868,521
Total Mandatory Convertible Securities	20,079,801	1,853,507	—	21,933,308
Common Stocks (b)	3,430,129	—	—	3,430,129
Warrants (b)	—	—	0	0
U.S. Government Obligations	—	9,110,900	—	9,110,900
TOTAL INVESTMENTS IN SECURITIES	$30,663,940	$181,199,386	$452,399	$212,315,725

(a) The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended April 30, 2021, the Fund did not have transfers into or out of Level 3.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for the Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 10/31/20	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 04/30/21	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 04/30/21†
INVESTMENTS IN
SECURITIES:
ASSETS (Market Value):
Convertible Preferred Stocks(a)	$452,399	—	—	—	—	—	—	—	$452,399	—
Warrants(a)	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN
SECURITIES	$452,399	—	—	—	—	—	—	—	$452,399	—

†	Net change in unrealized appreciation/depreciation on investments is included in the Statement of Operations.
(a)	Please refer to the SOI for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended April 30, 2021, the Fund did not incur such periodic expenses.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 20% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security held as of April 30, 2021, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to 5.375% Series A Preferred Shares are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the fiscal year ended October 31, 2020 was as follows:

	Year Ended
	October 31, 2020
	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$4,305,016	$711,888
Net long term capital gains	5,446,290	900,612
Total distributions paid	$9,751,306	$1,612,500

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$157,097,347	$56,714,694	$(1,496,316)	$55,218,378

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended April 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets and 0.55% of the Fund’s average weekly net assets in excess of $100,000,000. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended April 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $639.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended April 30, 2021, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended April 30, 2021, the Fund paid or accrued $36,166 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2021, other than short term securities and U.S. Government obligations, aggregated $40,302,691 and $53,149,638, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its shares in the open market when the shares are

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the fiscal year ended October 31, 2020, the Fund repurchased and retired 28,028 of its common shares at an investment of $726,125 and an average discount of 13.41%, from its net asset value.

Transactions in common shares of beneficial interest for the six months ended April 30, 2021 and fiscal year ended October 31, 2020 were as follows:

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon
reinvestment of distributions	192,795	$5,662,229	100,024	$2,505,599
Net decrease from repurchase of common shares	—	—	(28,028)	(726,125)
Net increase from transactions in Fund shares	192,795	$5,662,229	71,996	$1,779,474

The Fund has an effective shell registration authorizing the offering of an additional $100 million of common or preferred shares.

On August 9, 2016, the Fund issued 1,200,000 shares of Series A Cumulative Preferred Shares (Series A Preferred) with a liquidation value of $25 per share. The Series A Preferred has an annual dividend rate of 5.375%. Commencing August 9, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended April 30, 2021 and the fiscal year ended October 31, 2020, the Fund did not repurchase any of the Series A Preferred. At April 30, 2021, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $156,771.

The Fund’s Declaration of Trust, as amended, authorized the issuance of the Series A Preferred, par value $0.01. The Series A Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Series A Preferred generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also currently have the right to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition,

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Series A Preferred, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Series A Preferred, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Series A Preferred and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Daniel D. Harding, and Nicolas W. Platt as Trustees of the Fund, with 3,850,261 votes, 4,742,885 votes, and 4,742,798 votes cast in favor of these Trustees, and 1,060,732 votes, 168,108 votes, and 168,195 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Kuni Nakamura as a Trustee of the Fund, with 831,187 votes cast in favor of this Trustee and 62,551 votes withheld for this Trustee.

Kinchen C. Bizzell, Elizabeth C. Bogan, James P. Conn, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, Agnes Mullady, Jane D. O’Keeffe, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of Bancroft Fund Ltd. to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

Bancroft Fund Ltd.

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (877) 208-9514.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, for the first three calendar quarter distributions, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE American trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. For the fourth calendar quarter distribution when the market price is lower, the Fund will issue shares at the market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE American, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

 The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $100 to $10,000. AST will use these funds to purchase shares in the open market on or about the 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

BANCROFT FUND LTD.

AND YOUR PERSONAL PRIVACY

Who are we?

The Bancroft Fund Ltd. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. which is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the NYSE American, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Bancroft Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XBCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

BANCROFT FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Kinchen C. Bizzell

Former Managing Director,

CAVU Securities

Elizabeth C. Bogan

Former Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Jane D. O’Keeffe

Portfolio Manager,

Gabelli Funds, LLC

Nicolas W. Platt

Former Managing Director,

FTI Consulting Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International Inc.

OFFICERS

Jane D. O’Keeffe

President

John C. Ball

Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

Bethany Uhlein

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

BCV Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective April 30, 2021, Ms. Jane O’Keeffe retired as a portfolio manager of the Fund. Ms. O’Keeffe will be a consultant to the portfolio management team of Mr. Thomas Dinsmore, CFA, and Mr. James Dinsmore, CFA.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 11/01/2020 through 11/30/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,324,991 Preferred Series A – 1,200,000
Month #2 12/01/2020 through 12/31/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,517,786 Preferred Series A – 1,200,000
Month #3 01/01/2021 through 01/31/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,517,786 Preferred Series A – 1,200,000
Month #4 02/01/2021 through 02/28/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,517,786 Preferred Series A – 1,200,000
Month #5 03/01/2021 through 03/31/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,517,786 Preferred Series A – 1,200,000
Month #6 04/01/2021 through 04/30/2021	Common –N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,517,786 Preferred Series A – 1,200,000
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bancroft Fund Ltd.

By (Signature and Title)*	Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	July 6, 2021

By (Signature and Title)*	John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	July 6, 2021

* Print the name and title of each signing officer under his or her signature.